Shareholder Report	4 Months Ended	12 Months Ended	15 Months Ended	29 Months Ended	37 Months Ended	50 Months Ended	51 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LORD ABBETT TRUST I
Entity Central Index Key		0001139819
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000218926
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class A
Trading Symbol		CFBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.80%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$9,775	$10,000	$10,000
5/31/2020	$9,795	$10,021	$10,032
6/30/2020	$9,911	$10,160	$10,095
7/31/2020	$10,115	$10,313	$10,246
8/31/2020	$10,131	$10,263	$10,163
9/30/2020	$10,137	$10,340	$10,157
10/31/2020	$10,153	$10,403	$10,112
11/30/2020	$10,288	$10,481	$10,211
12/31/2020	$10,344	$10,514	$10,225
1/31/2021	$10,340	$10,466	$10,152
2/28/2021	$10,228	$10,270	$10,005
3/31/2021	$10,173	$10,254	$9,880
4/30/2021	$10,216	$10,235	$9,959
5/31/2021	$10,220	$10,238	$9,991
6/30/2021	$10,284	$10,300	$10,061
7/31/2021	$10,378	$10,478	$10,174
8/31/2021	$10,360	$10,441	$10,154
9/30/2021	$10,294	$10,313	$10,066
10/31/2021	$10,267	$10,264	$10,064
11/30/2021	$10,291	$10,371	$10,093
12/31/2021	$10,256	$10,284	$10,068
1/31/2022	$10,086	$10,100	$9,851
2/28/2022	$9,925	$9,854	$9,741
3/31/2022	$9,765	$9,609	$9,470
4/30/2022	$9,490	$9,263	$9,111
5/31/2022	$9,422	$9,137	$9,170
6/30/2022	$9,189	$8,881	$9,026
7/31/2022	$9,472	$9,279	$9,246
8/31/2022	$9,230	$8,864	$8,985
9/30/2022	$8,914	$8,482	$8,597
10/31/2022	$8,901	$8,474	$8,485
11/30/2022	$9,138	$8,783	$8,798
12/31/2022	$9,021	$8,568	$8,758
1/31/2023	$9,230	$8,801	$9,027
2/28/2023	$9,105	$8,625	$8,794
3/31/2023	$9,238	$8,799	$9,017
4/30/2023	$9,282	$8,852	$9,072
5/31/2023	$9,270	$8,844	$8,973
6/30/2023	$9,294	$8,839	$8,941
7/31/2023	$9,340	$8,881	$8,935
8/31/2023	$9,342	$8,893	$8,878
9/30/2023	$9,208	$8,738	$8,652
10/31/2023	$9,188	$8,731	$8,516
11/30/2023	$9,452	$9,034	$8,901
12/31/2023	$9,780	$9,382	$9,242
1/31/2024	$9,749	$9,353	$9,217
2/29/2024	$9,682	$9,271	$9,086
3/31/2024	$9,791	$9,391	$9,170
4/30/2024	$9,666	$9,257	$8,939
5/31/2024	$9,706	$9,306	$9,090
6/30/2024	$9,781	$9,371	$9,176
7/31/2024	$9,975	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class A at NAV	6.80%	0.49%
Class A with sales charge	4.40%	(0.06%)
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218930
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class C
Trading Symbol		CFBCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	1.26%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.15%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,010	$10,021	$10,032
6/30/2020	$10,131	$10,160	$10,095
7/31/2020	$10,332	$10,313	$10,246
8/31/2020	$10,331	$10,263	$10,163
9/30/2020	$10,341	$10,340	$10,157
10/31/2020	$10,350	$10,403	$10,112
11/30/2020	$10,480	$10,481	$10,211
12/31/2020	$10,531	$10,514	$10,225
1/31/2021	$10,520	$10,466	$10,152
2/28/2021	$10,399	$10,270	$10,005
3/31/2021	$10,337	$10,254	$9,880
4/30/2021	$10,374	$10,235	$9,959
5/31/2021	$10,371	$10,238	$9,991
6/30/2021	$10,429	$10,300	$10,061
7/31/2021	$10,517	$10,478	$10,174
8/31/2021	$10,492	$10,441	$10,154
9/30/2021	$10,418	$10,313	$10,066
10/31/2021	$10,385	$10,264	$10,064
11/30/2021	$10,404	$10,371	$10,093
12/31/2021	$10,365	$10,284	$10,068
1/31/2022	$10,188	$10,100	$9,851
2/28/2022	$10,021	$9,854	$9,741
3/31/2022	$9,853	$9,609	$9,470
4/30/2022	$9,572	$9,263	$9,111
5/31/2022	$9,498	$9,137	$9,170
6/30/2022	$9,259	$8,881	$9,026
7/31/2022	$9,539	$9,279	$9,246
8/31/2022	$9,290	$8,864	$8,985
9/30/2022	$8,967	$8,482	$8,597
10/31/2022	$8,949	$8,474	$8,485
11/30/2022	$9,183	$8,783	$8,798
12/31/2022	$9,065	$8,568	$8,758
1/31/2023	$9,271	$8,801	$9,027
2/28/2023	$9,141	$8,625	$8,794
3/31/2023	$9,269	$8,799	$9,017
4/30/2023	$9,309	$8,852	$9,072
5/31/2023	$9,304	$8,844	$8,973
6/30/2023	$9,311	$8,839	$8,941
7/31/2023	$9,353	$8,881	$8,935
8/31/2023	$9,350	$8,893	$8,878
9/30/2023	$9,211	$8,738	$8,652
10/31/2023	$9,186	$8,731	$8,516
11/30/2023	$9,457	$9,034	$8,901
12/31/2023	$9,769	$9,382	$9,242
1/31/2024	$9,732	$9,353	$9,217
2/29/2024	$9,661	$9,271	$9,086
3/31/2024	$9,765	$9,391	$9,170
4/30/2024	$9,635	$9,257	$8,939
5/31/2024	$9,670	$9,306	$9,090
6/30/2024	$9,740	$9,371	$9,176
7/31/2024	$9,928	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class C at NAV	6.15%	(0.17%)
Class C with sales charge	5.15%	(0.17%)
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218929
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class F
Trading Symbol		CFLFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,352	$10,313	$10,246
8/31/2020	$10,370	$10,263	$10,163
9/30/2020	$10,378	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,536	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,479	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,626	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,560	$10,371	$10,093
12/31/2021	$10,528	$10,284	$10,068
1/31/2022	$10,355	$10,100	$9,851
2/28/2022	$10,191	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,442	$8,881	$9,026
7/31/2022	$9,735	$9,279	$9,246
8/31/2022	$9,487	$8,864	$8,985
9/30/2022	$9,164	$8,482	$8,597
10/31/2022	$9,152	$8,474	$8,485
11/30/2022	$9,408	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,499	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,511	$8,799	$9,017
4/30/2023	$9,557	$8,852	$9,072
5/31/2023	$9,547	$8,844	$8,973
6/30/2023	$9,573	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,626	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,743	$9,034	$8,901
12/31/2023	$10,084	$9,382	$9,242
1/31/2024	$10,053	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,100	$9,391	$9,170
4/30/2024	$9,973	$9,257	$8,939
5/31/2024	$10,015	$9,306	$9,090
6/30/2024	$10,094	$9,371	$9,176
7/31/2024	$10,297	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class F at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218928
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class F3
Trading Symbol		CFLNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.02%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,353	$10,313	$10,246
8/31/2020	$10,362	$10,263	$10,163
9/30/2020	$10,380	$10,340	$10,157
10/31/2020	$10,400	$10,403	$10,112
11/30/2020	$10,540	$10,481	$10,211
12/31/2020	$10,600	$10,514	$10,225
1/31/2021	$10,598	$10,466	$10,152
2/28/2021	$10,485	$10,270	$10,005
3/31/2021	$10,432	$10,254	$9,880
4/30/2021	$10,478	$10,235	$9,959
5/31/2021	$10,485	$10,238	$9,991
6/30/2021	$10,552	$10,300	$10,061
7/31/2021	$10,651	$10,478	$10,174
8/31/2021	$10,635	$10,441	$10,154
9/30/2021	$10,570	$10,313	$10,066
10/31/2021	$10,545	$10,264	$10,064
11/30/2021	$10,571	$10,371	$10,093
12/31/2021	$10,540	$10,284	$10,068
1/31/2022	$10,367	$10,100	$9,851
2/28/2022	$10,204	$9,854	$9,741
3/31/2022	$10,041	$9,609	$9,470
4/30/2022	$9,761	$9,263	$9,111
5/31/2022	$9,693	$9,137	$9,170
6/30/2022	$9,455	$8,881	$9,026
7/31/2022	$9,749	$9,279	$9,246
8/31/2022	$9,501	$8,864	$8,985
9/30/2022	$9,178	$8,482	$8,597
10/31/2022	$9,166	$8,474	$8,485
11/30/2022	$9,412	$8,783	$8,798
12/31/2022	$9,297	$8,568	$8,758
1/31/2023	$9,515	$8,801	$9,027
2/28/2023	$9,388	$8,625	$8,794
3/31/2023	$9,526	$8,799	$9,017
4/30/2023	$9,573	$8,852	$9,072
5/31/2023	$9,563	$8,844	$8,973
6/30/2023	$9,589	$8,839	$8,941
7/31/2023	$9,639	$8,881	$8,935
8/31/2023	$9,642	$8,893	$8,878
9/30/2023	$9,505	$8,738	$8,652
10/31/2023	$9,486	$8,731	$8,516
11/30/2023	$9,760	$9,034	$8,901
12/31/2023	$10,101	$9,382	$9,242
1/31/2024	$10,071	$9,353	$9,217
2/29/2024	$10,004	$9,271	$9,086
3/31/2024	$10,118	$9,391	$9,170
4/30/2024	$9,991	$9,257	$8,939
5/31/2024	$10,033	$9,306	$9,090
6/30/2024	$10,113	$9,371	$9,176
7/31/2024	$10,316	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class F3 at NAV	7.02%	0.75%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218927
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class I
Trading Symbol		CFLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,352	$10,313	$10,246
8/31/2020	$10,360	$10,263	$10,163
9/30/2020	$10,378	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,536	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,480	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,625	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,559	$10,371	$10,093
12/31/2021	$10,538	$10,284	$10,068
1/31/2022	$10,354	$10,100	$9,851
2/28/2022	$10,202	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,452	$8,881	$9,026
7/31/2022	$9,734	$9,279	$9,246
8/31/2022	$9,486	$8,864	$8,985
9/30/2022	$9,163	$8,482	$8,597
10/31/2022	$9,151	$8,474	$8,485
11/30/2022	$9,407	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,499	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,510	$8,799	$9,017
4/30/2023	$9,568	$8,852	$9,072
5/31/2023	$9,558	$8,844	$8,973
6/30/2023	$9,572	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,637	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,755	$9,034	$8,901
12/31/2023	$10,083	$9,382	$9,242
1/31/2024	$10,065	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,099	$9,391	$9,170
4/30/2024	$9,972	$9,257	$8,939
5/31/2024	$10,027	$9,306	$9,090
6/30/2024	$10,094	$9,371	$9,176
7/31/2024	$10,296	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class I at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218925
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class R3
Trading Symbol		CFLQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.48%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,136	$10,160	$10,095
7/31/2020	$10,341	$10,313	$10,246
8/31/2020	$10,345	$10,263	$10,163
9/30/2020	$10,359	$10,340	$10,157
10/31/2020	$10,373	$10,403	$10,112
11/30/2020	$10,508	$10,481	$10,211
12/31/2020	$10,563	$10,514	$10,225
1/31/2021	$10,556	$10,466	$10,152
2/28/2021	$10,439	$10,270	$10,005
3/31/2021	$10,380	$10,254	$9,880
4/30/2021	$10,422	$10,235	$9,959
5/31/2021	$10,423	$10,238	$9,991
6/30/2021	$10,486	$10,300	$10,061
7/31/2021	$10,578	$10,478	$10,174
8/31/2021	$10,558	$10,441	$10,154
9/30/2021	$10,488	$10,313	$10,066
10/31/2021	$10,458	$10,264	$10,064
11/30/2021	$10,479	$10,371	$10,093
12/31/2021	$10,443	$10,284	$10,068
1/31/2022	$10,267	$10,100	$9,851
2/28/2022	$10,101	$9,854	$9,741
3/31/2022	$9,935	$9,609	$9,470
4/30/2022	$9,654	$9,263	$9,111
5/31/2022	$9,582	$9,137	$9,170
6/30/2022	$9,353	$8,881	$9,026
7/31/2022	$9,628	$9,279	$9,246
8/31/2022	$9,379	$8,864	$8,985
9/30/2022	$9,056	$8,482	$8,597
10/31/2022	$9,040	$8,474	$8,485
11/30/2022	$9,290	$8,783	$8,798
12/31/2022	$9,162	$8,568	$8,758
1/31/2023	$9,372	$8,801	$9,027
2/28/2023	$9,244	$8,625	$8,794
3/31/2023	$9,376	$8,799	$9,017
4/30/2023	$9,418	$8,852	$9,072
5/31/2023	$9,416	$8,844	$8,973
6/30/2023	$9,426	$8,839	$8,941
7/31/2023	$9,470	$8,881	$8,935
8/31/2023	$9,470	$8,893	$8,878
9/30/2023	$9,331	$8,738	$8,652
10/31/2023	$9,309	$8,731	$8,516
11/30/2023	$9,585	$9,034	$8,901
12/31/2023	$9,904	$9,382	$9,242
1/31/2024	$9,870	$9,353	$9,217
2/29/2024	$9,800	$9,271	$9,086
3/31/2024	$9,908	$9,391	$9,170
4/30/2024	$9,779	$9,257	$8,939
5/31/2024	$9,816	$9,306	$9,090
6/30/2024	$9,890	$9,371	$9,176
7/31/2024	$10,084	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class R3 at NAV	6.48%	0.20%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218924
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class R4
Trading Symbol		CFBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.74%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,139	$10,160	$10,095
7/31/2020	$10,346	$10,313	$10,246
8/31/2020	$10,352	$10,263	$10,163
9/30/2020	$10,368	$10,340	$10,157
10/31/2020	$10,384	$10,403	$10,112
11/30/2020	$10,521	$10,481	$10,211
12/31/2020	$10,579	$10,514	$10,225
1/31/2021	$10,574	$10,466	$10,152
2/28/2021	$10,459	$10,270	$10,005
3/31/2021	$10,402	$10,254	$9,880
4/30/2021	$10,446	$10,235	$9,959
5/31/2021	$10,450	$10,238	$9,991
6/30/2021	$10,514	$10,300	$10,061
7/31/2021	$10,610	$10,478	$10,174
8/31/2021	$10,591	$10,441	$10,154
9/30/2021	$10,523	$10,313	$10,066
10/31/2021	$10,495	$10,264	$10,064
11/30/2021	$10,519	$10,371	$10,093
12/31/2021	$10,484	$10,284	$10,068
1/31/2022	$10,310	$10,100	$9,851
2/28/2022	$10,145	$9,854	$9,741
3/31/2022	$9,981	$9,609	$9,470
4/30/2022	$9,700	$9,263	$9,111
5/31/2022	$9,630	$9,137	$9,170
6/30/2022	$9,402	$8,881	$9,026
7/31/2022	$9,681	$9,279	$9,246
8/31/2022	$9,432	$8,864	$8,985
9/30/2022	$9,109	$8,482	$8,597
10/31/2022	$9,095	$8,474	$8,485
11/30/2022	$9,348	$8,783	$8,798
12/31/2022	$9,222	$8,568	$8,758
1/31/2023	$9,435	$8,801	$9,027
2/28/2023	$9,307	$8,625	$8,794
3/31/2023	$9,442	$8,799	$9,017
4/30/2023	$9,487	$8,852	$9,072
5/31/2023	$9,486	$8,844	$8,973
6/30/2023	$9,498	$8,839	$8,941
7/31/2023	$9,545	$8,881	$8,935
8/31/2023	$9,547	$8,893	$8,878
9/30/2023	$9,409	$8,738	$8,652
10/31/2023	$9,389	$8,731	$8,516
11/30/2023	$9,657	$9,034	$8,901
12/31/2023	$9,993	$9,382	$9,242
1/31/2024	$9,960	$9,353	$9,217
2/29/2024	$9,892	$9,271	$9,086
3/31/2024	$10,002	$9,391	$9,170
4/30/2024	$9,874	$9,257	$8,939
5/31/2024	$9,914	$9,306	$9,090
6/30/2024	$9,991	$9,371	$9,176
7/31/2024	$10,189	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class R4 at NAV	6.74%	0.45%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218923
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class R5
Trading Symbol		CFBTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,351	$10,313	$10,246
8/31/2020	$10,359	$10,263	$10,163
9/30/2020	$10,377	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,535	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,479	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,625	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,559	$10,371	$10,093
12/31/2021	$10,527	$10,284	$10,068
1/31/2022	$10,354	$10,100	$9,851
2/28/2022	$10,191	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,453	$8,881	$9,026
7/31/2022	$9,734	$9,279	$9,246
8/31/2022	$9,487	$8,864	$8,985
9/30/2022	$9,164	$8,482	$8,597
10/31/2022	$9,152	$8,474	$8,485
11/30/2022	$9,408	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,500	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,511	$8,799	$9,017
4/30/2023	$9,557	$8,852	$9,072
5/31/2023	$9,559	$8,844	$8,973
6/30/2023	$9,573	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,626	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,755	$9,034	$8,901
12/31/2023	$10,084	$9,382	$9,242
1/31/2024	$10,053	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,100	$9,391	$9,170
4/30/2024	$9,973	$9,257	$8,939
5/31/2024	$10,015	$9,306	$9,090
6/30/2024	$10,095	$9,371	$9,176
7/31/2024	$10,297	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class R5 at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218922
Shareholder Report [Line Items]
Fund Name		Lord Abbett Climate Focused Bond Fund
Class Name		Class R6
Trading Symbol		CFBUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.02%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,353	$10,313	$10,246
8/31/2020	$10,362	$10,263	$10,163
9/30/2020	$10,380	$10,340	$10,157
10/31/2020	$10,400	$10,403	$10,112
11/30/2020	$10,540	$10,481	$10,211
12/31/2020	$10,590	$10,514	$10,225
1/31/2021	$10,588	$10,466	$10,152
2/28/2021	$10,485	$10,270	$10,005
3/31/2021	$10,432	$10,254	$9,880
4/30/2021	$10,478	$10,235	$9,959
5/31/2021	$10,485	$10,238	$9,991
6/30/2021	$10,552	$10,300	$10,061
7/31/2021	$10,651	$10,478	$10,174
8/31/2021	$10,635	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,561	$10,371	$10,093
12/31/2021	$10,540	$10,284	$10,068
1/31/2022	$10,367	$10,100	$9,851
2/28/2022	$10,204	$9,854	$9,741
3/31/2022	$10,030	$9,609	$9,470
4/30/2022	$9,761	$9,263	$9,111
5/31/2022	$9,693	$9,137	$9,170
6/30/2022	$9,455	$8,881	$9,026
7/31/2022	$9,748	$9,279	$9,246
8/31/2022	$9,501	$8,864	$8,985
9/30/2022	$9,178	$8,482	$8,597
10/31/2022	$9,166	$8,474	$8,485
11/30/2022	$9,412	$8,783	$8,798
12/31/2022	$9,297	$8,568	$8,758
1/31/2023	$9,515	$8,801	$9,027
2/28/2023	$9,388	$8,625	$8,794
3/31/2023	$9,526	$8,799	$9,017
4/30/2023	$9,573	$8,852	$9,072
5/31/2023	$9,563	$8,844	$8,973
6/30/2023	$9,589	$8,839	$8,941
7/31/2023	$9,638	$8,881	$8,935
8/31/2023	$9,642	$8,893	$8,878
9/30/2023	$9,493	$8,738	$8,652
10/31/2023	$9,486	$8,731	$8,516
11/30/2023	$9,760	$9,034	$8,901
12/31/2023	$10,101	$9,382	$9,242
1/31/2024	$10,070	$9,353	$9,217
2/29/2024	$10,003	$9,271	$9,086
3/31/2024	$10,105	$9,391	$9,170
4/30/2024	$9,990	$9,257	$8,939
5/31/2024	$10,033	$9,306	$9,090
6/30/2024	$10,112	$9,371	$9,176
7/31/2024	$10,315	$9,575	$9,391

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/28/20
Class R6 at NAV	7.02%	0.75%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)

Performance Inception Date						May 28, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971	$ 21,162,971
Holdings Count | Holding	190	190	190	190	190	190	190
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231078
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class A
Trading Symbol		EAMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.01%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,372	$10,663
4/30/2022	$9,069	$9,795	$9,973
5/31/2022	$9,119	$9,838	$10,047
6/30/2022	$8,609	$9,184	$9,115
7/31/2022	$8,540	$9,162	$9,569
8/31/2022	$8,452	$9,200	$9,115
9/30/2022	$7,640	$8,121	$8,262
10/31/2022	$7,558	$7,869	$8,707
11/30/2022	$8,628	$9,036	$9,687
12/31/2022	$8,369	$8,909	$9,695
1/31/2023	$9,202	$9,613	$10,480
2/28/2023	$8,555	$8,989	$10,261
3/31/2023	$8,805	$9,262	$10,516
4/30/2023	$8,689	$9,157	$10,813
5/31/2023	$8,542	$9,003	$10,355
6/30/2023	$8,888	$9,345	$10,826
7/31/2023	$9,241	$9,926	$11,177
8/31/2023	$8,702	$9,315	$10,748
9/30/2023	$8,446	$9,071	$10,381
10/31/2023	$8,183	$8,719	$9,960
11/30/2023	$8,882	$9,417	$10,885
12/31/2023	$9,211	$9,785	$11,463
1/31/2024	$9,016	$9,331	$11,529
2/29/2024	$9,354	$9,775	$11,740
3/31/2024	$9,666	$10,017	$12,126
4/30/2024	$9,601	$10,062	$11,816
5/31/2024	$9,836	$10,118	$12,273
6/30/2024	$10,245	$10,517	$12,075
7/31/2024	$10,258	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class A at NAV	11.01%	3.60%
Class A with sales charge	4.62%	1.07%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231082
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class C
Trading Symbol		ELMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.90%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,372	$10,663
4/30/2022	$9,613	$9,795	$9,973
5/31/2022	$9,653	$9,838	$10,047
6/30/2022	$9,105	$9,184	$9,115
7/31/2022	$9,032	$9,162	$9,569
8/31/2022	$8,932	$9,200	$9,115
9/30/2022	$8,071	$8,121	$8,262
10/31/2022	$7,977	$7,869	$8,707
11/30/2022	$9,099	$9,036	$9,687
12/31/2022	$8,823	$8,909	$9,695
1/31/2023	$9,698	$9,613	$10,480
2/28/2023	$9,006	$8,989	$10,261
3/31/2023	$9,264	$9,262	$10,516
4/30/2023	$9,135	$9,157	$10,813
5/31/2023	$8,972	$9,003	$10,355
6/30/2023	$9,339	$9,345	$10,826
7/31/2023	$9,698	$9,926	$11,177
8/31/2023	$9,128	$9,315	$10,748
9/30/2023	$8,857	$9,071	$10,381
10/31/2023	$8,572	$8,719	$9,960
11/30/2023	$9,298	$9,417	$10,885
12/31/2023	$9,637	$9,785	$11,463
1/31/2024	$9,426	$9,331	$11,529
2/29/2024	$9,781	$9,775	$11,740
3/31/2024	$10,095	$10,017	$12,126
4/30/2024	$10,020	$10,062	$11,816
5/31/2024	$10,259	$10,118	$12,273
6/30/2024	$10,676	$10,517	$12,075
7/31/2024	$10,689	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class C at NAV	10.22%	2.83%
Class C with sales charge	9.22%	2.83%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231081
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class F
Trading Symbol		ELMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.90%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.20%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,896	$8,909	$9,695
1/31/2023	$9,788	$9,613	$10,480
2/28/2023	$9,100	$8,989	$10,261
3/31/2023	$9,359	$9,262	$10,516
4/30/2023	$9,243	$9,157	$10,813
5/31/2023	$9,087	$9,003	$10,355
6/30/2023	$9,461	$9,345	$10,826
7/31/2023	$9,842	$9,926	$11,177
8/31/2023	$9,263	$9,315	$10,748
9/30/2023	$8,998	$9,071	$10,381
10/31/2023	$8,719	$8,719	$9,960
11/30/2023	$9,461	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,610	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,930	$10,517	$12,075
7/31/2024	$10,944	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class F at NAV	11.20%	3.84%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231080
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class F3
Trading Symbol		EMOLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$87	0.82%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.30%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class F3 at NAV	11.30%	3.93%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231079
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class I
Trading Symbol		EMILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.24%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,785	$9,613	$10,480
2/28/2023	$9,097	$8,989	$10,261
3/31/2023	$9,363	$9,262	$10,516
4/30/2023	$9,247	$9,157	$10,813
5/31/2023	$9,090	$9,003	$10,355
6/30/2023	$9,465	$9,345	$10,826
7/31/2023	$9,839	$9,926	$11,177
8/31/2023	$9,260	$9,315	$10,748
9/30/2023	$8,995	$9,071	$10,381
10/31/2023	$8,716	$8,719	$9,960
11/30/2023	$9,465	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,609	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,931	$10,517	$12,075
7/31/2024	$10,945	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class I at NAV	11.24%	3.85%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000231074
Shareholder Report [Line Items]
Fund Name		Lord Abbett Emerging Markets Equity Fund
Class Name		Class R6
Trading Symbol		EMWLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.82%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.30%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/10/22
Class R6 at NAV	11.30%	3.93%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%

Performance Inception Date				Mar. 10, 2022
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385	$ 5,536,385
Holdings Count | Holding	85	85	85	85	85	85	85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000248998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Enhanced Municipal Yield Completion Fund
Trading Symbol	LAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of April 9, 2024 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 4,784,270	$ 4,784,270	$ 4,784,270	$ 4,784,270	$ 4,784,270	$ 4,784,270	$ 4,784,270
Holdings Count | Holding	46	46	46	46	46	46	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$4,784,270
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**
A-	6.58%
B-	2.03%
BB	4.31%
BB-	6.69%
BB+	0.64%
BBB	14.94%
BBB-	24.61%
BBB+	7.14%
CCC+	0.25%
NR	32.80%
Total	100.0%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Certain investments have been rated by Fitch IBC.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241944
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class A
Trading Symbol		LGRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.84%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$10,056	$9,866
6/30/2023	$9,903	$10,116	$9,831
7/31/2023	$10,013	$10,176	$9,824
8/31/2023	$10,086	$10,230	$9,761
9/30/2023	$10,156	$10,282	$9,513
10/31/2023	$10,190	$10,331	$9,363
11/30/2023	$10,274	$10,387	$9,787
12/31/2023	$10,371	$10,447	$10,161
1/31/2024	$10,468	$10,513	$10,134
2/29/2024	$10,545	$10,576	$9,990
3/31/2024	$10,626	$10,636	$10,083
4/30/2024	$10,684	$10,692	$9,828
5/31/2024	$10,766	$10,753	$9,995
6/30/2024	$10,835	$10,803	$10,089
7/31/2024	$10,899	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class A at NAV	8.84%	9.16%
Class A with sales charge	6.42%	7.18%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241948
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class C
Trading Symbol		IGRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.35%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.98%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$10,056	$9,866
6/30/2023	$10,118	$10,116	$9,831
7/31/2023	$10,223	$10,176	$9,824
8/31/2023	$10,290	$10,230	$9,761
9/30/2023	$10,355	$10,282	$9,513
10/31/2023	$10,383	$10,331	$9,363
11/30/2023	$10,462	$10,387	$9,787
12/31/2023	$10,554	$10,447	$10,161
1/31/2024	$10,655	$10,513	$10,134
2/29/2024	$10,716	$10,576	$9,990
3/31/2024	$10,791	$10,636	$10,083
4/30/2024	$10,843	$10,692	$9,828
5/31/2024	$10,919	$10,753	$9,995
6/30/2024	$10,982	$10,803	$10,089
7/31/2024	$11,039	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class C at NAV	7.98%	8.29%
Class C with sales charge	6.98%	8.29%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241947
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class F
Trading Symbol		LGRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,736	$10,513	$10,134
2/29/2024	$10,816	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class F at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241946
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class F3
Trading Symbol		IGRNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.28%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class F3 at NAV	9.13%	9.46%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241945
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class I
Trading Symbol		LGRYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class I at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241941
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class R5
Trading Symbol		IGRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class R5 at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000241940
Shareholder Report [Line Items]
Fund Name		Lord Abbett Investment Grade Floating Rate Fund
Class Name		Class R6
Trading Symbol		LGRUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325

Average Annual Return [Table Text Block]
	1 Year	Since Inception 5/4/23
Class R6 at NAV	9.13%	9.46%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%

Performance Inception Date			May 04, 2023
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751	$ 40,926,751
Holdings Count | Holding	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228428
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class A
Trading Symbol		LAAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.38%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,981	$9,893
7/31/2021	$9,421	$9,830	$9,967
8/31/2021	$9,626	$10,052	$10,143
9/30/2021	$9,047	$9,620	$9,849
10/31/2021	$9,439	$9,918	$10,091
11/30/2021	$9,165	$9,560	$9,621
12/31/2021	$9,421	$9,847	$10,114
1/31/2022	$8,511	$9,053	$9,625
2/28/2022	$8,118	$8,801	$9,455
3/31/2022	$8,062	$8,787	$9,516
4/30/2022	$7,458	$8,133	$8,900
5/31/2022	$7,358	$8,063	$8,967
6/30/2022	$6,860	$7,406	$8,135
7/31/2022	$7,215	$7,814	$8,540
8/31/2022	$6,822	$7,509	$8,135
9/30/2022	$6,193	$6,712	$7,374
10/31/2022	$6,343	$6,844	$7,770
11/30/2022	$7,209	$7,695	$8,645
12/31/2022	$6,893	$7,577	$8,652
1/31/2023	$7,539	$8,218	$9,353
2/28/2023	$7,219	$7,867	$9,158
3/31/2023	$7,633	$8,228	$9,385
4/30/2023	$7,665	$8,312	$9,650
5/31/2023	$7,577	$8,081	$9,241
6/30/2023	$7,853	$8,388	$9,662
7/31/2023	$7,941	$8,650	$9,974
8/31/2023	$7,608	$8,209	$9,592
9/30/2023	$7,113	$7,775	$9,265
10/31/2023	$6,856	$7,473	$8,889
11/30/2023	$7,577	$8,246	$9,714
12/31/2023	$7,959	$8,641	$10,230
1/31/2024	$8,035	$8,574	$10,289
2/29/2024	$8,552	$8,902	$10,477
3/31/2024	$8,804	$9,151	$10,822
4/30/2024	$8,394	$8,898	$10,545
5/31/2024	$8,791	$9,133	$10,953
6/30/2024	$8,962	$9,218	$10,777
7/31/2024	$8,924	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class A at NAV	12.38%	(1.75%)
Class A with sales charge	5.94%	(3.61%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228432
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class C
Trading Symbol		LCAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

Expenses Paid, Amount		$ 180
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.56%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,981	$9,893
7/31/2021	$9,987	$9,830	$9,967
8/31/2021	$10,198	$10,052	$10,143
9/30/2021	$9,577	$9,620	$9,849
10/31/2021	$9,987	$9,918	$10,091
11/30/2021	$9,689	$9,560	$9,621
12/31/2021	$9,954	$9,847	$10,114
1/31/2022	$8,982	$9,053	$9,625
2/28/2022	$8,566	$8,801	$9,455
3/31/2022	$8,500	$8,787	$9,516
4/30/2022	$7,859	$8,133	$8,900
5/31/2022	$7,746	$8,063	$8,967
6/30/2022	$7,224	$7,406	$8,135
7/31/2022	$7,594	$7,814	$8,540
8/31/2022	$7,171	$7,509	$8,135
9/30/2022	$6,504	$6,712	$7,374
10/31/2022	$6,662	$6,844	$7,770
11/30/2022	$7,561	$7,695	$8,645
12/31/2022	$7,231	$7,577	$8,652
1/31/2023	$7,898	$8,218	$9,353
2/28/2023	$7,561	$7,867	$9,158
3/31/2023	$7,991	$8,228	$9,385
4/30/2023	$8,024	$8,312	$9,650
5/31/2023	$7,918	$8,081	$9,241
6/30/2023	$8,209	$8,388	$9,662
7/31/2023	$8,288	$8,650	$9,974
8/31/2023	$7,938	$8,209	$9,592
9/30/2023	$7,416	$7,775	$9,265
10/31/2023	$7,145	$7,473	$8,889
11/30/2023	$7,898	$8,246	$9,714
12/31/2023	$8,282	$8,641	$10,230
1/31/2024	$8,361	$8,574	$10,289
2/29/2024	$8,890	$8,902	$10,477
3/31/2024	$9,147	$9,151	$10,822
4/30/2024	$8,718	$8,898	$10,545
5/31/2024	$9,121	$9,133	$10,953
6/30/2024	$9,293	$9,218	$10,777
7/31/2024	$9,247	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class C at NAV	11.56%	(2.49%)
Class C with sales charge	10.56%	(2.49%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228431
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class F
Trading Symbol		LAFGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.65%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,027	$8,218	$9,353
2/28/2023	$7,687	$7,867	$9,158
3/31/2023	$8,133	$8,228	$9,385
4/30/2023	$8,173	$8,312	$9,650
5/31/2023	$8,073	$8,081	$9,241
6/30/2023	$8,373	$8,388	$9,662
7/31/2023	$8,466	$8,650	$9,974
8/31/2023	$8,113	$8,209	$9,592
9/30/2023	$7,587	$7,775	$9,265
10/31/2023	$7,314	$7,473	$8,889
11/30/2023	$8,087	$8,246	$9,714
12/31/2023	$8,498	$8,641	$10,230
1/31/2024	$8,579	$8,574	$10,289
2/29/2024	$9,128	$8,902	$10,477
3/31/2024	$9,403	$9,151	$10,822
4/30/2024	$8,967	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class F at NAV	12.65%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228430
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class F3
Trading Symbol		LOAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.77%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,761	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,044	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,151	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,337	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,158	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,996	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,567	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class F3 at NAV	12.77%	(1.42%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]		This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]		Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.
Updated Prospectus Phone Number		888-522-2388
C000228429
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class I
Trading Symbol		LIAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.62%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,468	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,496	$8,641	$10,230
1/31/2024	$8,583	$8,574	$10,289
2/29/2024	$9,134	$8,902	$10,477
3/31/2024	$9,402	$9,151	$10,822
4/30/2024	$8,973	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class I at NAV	12.62%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228427
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class R3
Trading Symbol		LRAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.20%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.09%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,590	$9,620	$9,849
10/31/2021	$10,000	$9,918	$10,091
11/30/2021	$9,709	$9,560	$9,621
12/31/2021	$9,980	$9,847	$10,114
1/31/2022	$9,015	$9,053	$9,625
2/28/2022	$8,599	$8,801	$9,455
3/31/2022	$8,533	$8,787	$9,516
4/30/2022	$7,892	$8,133	$8,900
5/31/2022	$7,786	$8,063	$8,967
6/30/2022	$7,257	$7,406	$8,135
7/31/2022	$7,634	$7,814	$8,540
8/31/2022	$7,211	$7,509	$8,135
9/30/2022	$6,550	$6,712	$7,374
10/31/2022	$6,702	$6,844	$7,770
11/30/2022	$7,614	$7,695	$8,645
12/31/2022	$7,283	$7,577	$8,652
1/31/2023	$7,966	$8,218	$9,353
2/28/2023	$7,621	$7,867	$9,158
3/31/2023	$8,066	$8,228	$9,385
4/30/2023	$8,099	$8,312	$9,650
5/31/2023	$8,000	$8,081	$9,241
6/30/2023	$8,291	$8,388	$9,662
7/31/2023	$8,378	$8,650	$9,974
8/31/2023	$8,026	$8,209	$9,592
9/30/2023	$7,502	$7,775	$9,265
10/31/2023	$7,230	$7,473	$8,889
11/30/2023	$7,993	$8,246	$9,714
12/31/2023	$8,393	$8,641	$10,230
1/31/2024	$8,466	$8,574	$10,289
2/29/2024	$9,011	$8,902	$10,477
3/31/2024	$9,277	$9,151	$10,822
4/30/2024	$8,845	$8,898	$10,545
5/31/2024	$9,257	$9,133	$10,953
6/30/2024	$9,437	$9,218	$10,777
7/31/2024	$9,390	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class R3 at NAV	12.09%	(2.01%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228426
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class R4
Trading Symbol		LASGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.95%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,597	$9,620	$9,849
10/31/2021	$10,013	$9,918	$10,091
11/30/2021	$9,722	$9,560	$9,621
12/31/2021	$9,993	$9,847	$10,114
1/31/2022	$9,028	$9,053	$9,625
2/28/2022	$8,612	$8,801	$9,455
3/31/2022	$8,553	$8,787	$9,516
4/30/2022	$7,911	$8,133	$8,900
5/31/2022	$7,799	$8,063	$8,967
6/30/2022	$7,277	$7,406	$8,135
7/31/2022	$7,654	$7,814	$8,540
8/31/2022	$7,237	$7,509	$8,135
9/30/2022	$6,570	$6,712	$7,374
10/31/2022	$6,728	$6,844	$7,770
11/30/2022	$7,640	$7,695	$8,645
12/31/2022	$7,316	$7,577	$8,652
1/31/2023	$7,994	$8,218	$9,353
2/28/2023	$7,655	$7,867	$9,158
3/31/2023	$8,100	$8,228	$9,385
4/30/2023	$8,134	$8,312	$9,650
5/31/2023	$8,034	$8,081	$9,241
6/30/2023	$8,333	$8,388	$9,662
7/31/2023	$8,420	$8,650	$9,974
8/31/2023	$8,067	$8,209	$9,592
9/30/2023	$7,548	$7,775	$9,265
10/31/2023	$7,276	$7,473	$8,889
11/30/2023	$8,040	$8,246	$9,714
12/31/2023	$8,439	$8,641	$10,230
1/31/2024	$8,526	$8,574	$10,289
2/29/2024	$9,067	$8,902	$10,477
3/31/2024	$9,334	$9,151	$10,822
4/30/2024	$8,906	$8,898	$10,545
5/31/2024	$9,327	$9,133	$10,953
6/30/2024	$9,501	$9,218	$10,777
7/31/2024	$9,461	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class R4 at NAV	12.37%	(1.77%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228425
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class R5
Trading Symbol		LTAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.69%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,462	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,495	$8,641	$10,230
1/31/2024	$8,582	$8,574	$10,289
2/29/2024	$9,132	$8,902	$10,477
3/31/2024	$9,401	$9,151	$10,822
4/30/2024	$8,971	$8,898	$10,545
5/31/2024	$9,394	$9,133	$10,953
6/30/2024	$9,576	$9,218	$10,777
7/31/2024	$9,535	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class R5 at NAV	12.69%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000228424
Shareholder Report [Line Items]
Fund Name		Lord Abbett International Growth Fund
Class Name		Class R6
Trading Symbol		LAVGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.62%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.77%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,755	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,037	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,144	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,330	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,151	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,990	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,568	$9,315	$11,093

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/24/21
Class R6 at NAV	12.77%	(1.42%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%

Performance Inception Date					Jun. 24, 2021
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]		This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146	$ 2,926,146
Holdings Count | Holding	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]		Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.
Updated Prospectus Phone Number		888-522-2388
C000218936
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class A
Trading Symbol		LSYAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.41%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,381	$10,047
6/30/2020	$10,163	$10,474	$10,110
7/31/2020	$10,515	$10,846	$10,261
8/31/2020	$10,627	$10,941	$10,178
9/30/2020	$10,571	$10,851	$10,172
10/31/2020	$10,636	$10,896	$10,127
11/30/2020	$10,972	$11,216	$10,226
12/31/2020	$11,138	$11,367	$10,240
1/31/2021	$11,216	$11,404	$10,167
2/28/2021	$11,305	$11,467	$10,020
3/31/2021	$11,354	$11,538	$9,895
4/30/2021	$11,443	$11,635	$9,973
5/31/2021	$11,501	$11,675	$10,006
6/30/2021	$11,583	$11,761	$10,076
7/31/2021	$11,589	$11,764	$10,189
8/31/2021	$11,626	$11,815	$10,169
9/30/2021	$11,665	$11,832	$10,081
10/31/2021	$11,703	$11,843	$10,079
11/30/2021	$11,592	$11,760	$10,108
12/31/2021	$11,754	$11,921	$10,083
1/31/2022	$11,599	$11,745	$9,865
2/28/2022	$11,529	$11,700	$9,755
3/31/2022	$11,507	$11,650	$9,484
4/30/2022	$11,272	$11,427	$9,124
5/31/2022	$11,261	$11,428	$9,183
6/30/2022	$10,623	$10,843	$9,039
7/31/2022	$11,121	$11,344	$9,260
8/31/2022	$10,989	$11,158	$8,998
9/30/2022	$10,675	$10,869	$8,610
10/31/2022	$10,928	$11,145	$8,498
11/30/2022	$11,117	$11,330	$8,811
12/31/2022	$11,077	$11,278	$8,771
1/31/2023	$11,402	$11,606	$9,041
2/28/2023	$11,298	$11,518	$8,807
3/31/2023	$11,371	$11,618	$9,031
4/30/2023	$11,468	$11,712	$9,085
5/31/2023	$11,411	$11,645	$8,986
6/30/2023	$11,595	$11,805	$8,954
7/31/2023	$11,733	$11,947	$8,948
8/31/2023	$11,786	$11,991	$8,891
9/30/2023	$11,753	$11,916	$8,665
10/31/2023	$11,662	$11,836	$8,528
11/30/2023	$12,065	$12,253	$8,914
12/31/2023	$12,407	$12,592	$9,256
1/31/2024	$12,468	$12,605	$9,230
2/29/2024	$12,540	$12,645	$9,100
3/31/2024	$12,678	$12,770	$9,184
4/30/2024	$12,624	$12,702	$8,952
5/31/2024	$12,751	$12,826	$9,104
6/30/2024	$12,865	$12,942	$9,190
7/31/2024	$13,071	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class A at NAV	11.41%	7.07%
Class A with sales charge	8.92%	6.50%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218940
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class C
Trading Symbol		LSYCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.36%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 10.62%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,381	$10,047
6/30/2020	$10,382	$10,474	$10,110
7/31/2020	$10,734	$10,846	$10,261
8/31/2020	$10,842	$10,941	$10,178
9/30/2020	$10,777	$10,851	$10,172
10/31/2020	$10,845	$10,896	$10,127
11/30/2020	$11,169	$11,216	$10,226
12/31/2020	$11,331	$11,367	$10,240
1/31/2021	$11,403	$11,404	$10,167
2/28/2021	$11,487	$11,467	$10,020
3/31/2021	$11,529	$11,538	$9,895
4/30/2021	$11,611	$11,635	$9,973
5/31/2021	$11,663	$11,675	$10,006
6/30/2021	$11,739	$11,761	$10,076
7/31/2021	$11,737	$11,764	$10,189
8/31/2021	$11,768	$11,815	$10,169
9/30/2021	$11,800	$11,832	$10,081
10/31/2021	$11,831	$11,843	$10,079
11/30/2021	$11,712	$11,760	$10,108
12/31/2021	$11,869	$11,921	$10,083
1/31/2022	$11,705	$11,745	$9,865
2/28/2022	$11,629	$11,700	$9,755
3/31/2022	$11,599	$11,650	$9,484
4/30/2022	$11,356	$11,427	$9,124
5/31/2022	$11,338	$11,428	$9,183
6/30/2022	$10,690	$10,843	$9,039
7/31/2022	$11,184	$11,344	$9,260
8/31/2022	$11,045	$11,158	$8,998
9/30/2022	$10,723	$10,869	$8,610
10/31/2022	$10,971	$11,145	$8,498
11/30/2022	$11,155	$11,330	$8,811
12/31/2022	$11,109	$11,278	$8,771
1/31/2023	$11,417	$11,606	$9,041
2/28/2023	$11,307	$11,518	$8,807
3/31/2023	$11,386	$11,618	$9,031
4/30/2023	$11,476	$11,712	$9,085
5/31/2023	$11,413	$11,645	$8,986
6/30/2023	$11,590	$11,805	$8,954
7/31/2023	$11,722	$11,947	$8,948
8/31/2023	$11,757	$11,991	$8,891
9/30/2023	$11,730	$11,916	$8,665
10/31/2023	$11,632	$11,836	$8,528
11/30/2023	$12,027	$12,253	$8,914
12/31/2023	$12,348	$12,592	$9,256
1/31/2024	$12,401	$12,605	$9,230
2/29/2024	$12,478	$12,645	$9,100
3/31/2024	$12,595	$12,770	$9,184
4/30/2024	$12,547	$12,702	$8,952
5/31/2024	$12,665	$12,826	$9,104
6/30/2024	$12,771	$12,942	$9,190
7/31/2024	$12,968	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class C at NAV	10.62%	6.30%
Class C with sales charge	9.62%	6.30%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218939
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class F
Trading Symbol		LSYFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,407	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,875	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,924	$11,815	$10,169
9/30/2021	$11,966	$11,832	$10,081
10/31/2021	$11,996	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,905	$11,745	$9,865
2/28/2022	$11,836	$11,700	$9,755
3/31/2022	$11,815	$11,650	$9,484
4/30/2022	$11,575	$11,427	$9,124
5/31/2022	$11,555	$11,428	$9,183
6/30/2022	$10,913	$10,843	$9,039
7/31/2022	$11,426	$11,344	$9,260
8/31/2022	$11,281	$11,158	$8,998
9/30/2022	$10,960	$10,869	$8,610
10/31/2022	$11,233	$11,145	$8,498
11/30/2022	$11,418	$11,330	$8,811
12/31/2022	$11,390	$11,278	$8,771
1/31/2023	$11,715	$11,606	$9,041
2/28/2023	$11,610	$11,518	$8,807
3/31/2023	$11,699	$11,618	$9,031
4/30/2023	$11,799	$11,712	$9,085
5/31/2023	$11,731	$11,645	$8,986
6/30/2023	$11,934	$11,805	$8,954
7/31/2023	$12,066	$11,947	$8,948
8/31/2023	$12,123	$11,991	$8,891
9/30/2023	$12,091	$11,916	$8,665
10/31/2023	$11,999	$11,836	$8,528
11/30/2023	$12,428	$12,253	$8,914
12/31/2023	$12,770	$12,592	$9,256
1/31/2024	$12,835	$12,605	$9,230
2/29/2024	$12,911	$12,645	$9,100
3/31/2024	$13,055	$12,770	$9,184
4/30/2024	$13,001	$12,702	$8,952
5/31/2024	$13,134	$12,826	$9,104
6/30/2024	$13,254	$12,942	$9,190
7/31/2024	$13,469	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class F at NAV	11.63%	7.26%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218938
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class F3
Trading Symbol		LSYNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.70%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,880	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,893	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,411	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,641	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,893	$11,764	$10,189
8/31/2021	$11,935	$11,815	$10,169
9/30/2021	$11,977	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,077	$11,921	$10,083
1/31/2022	$11,920	$11,745	$9,865
2/28/2022	$11,851	$11,700	$9,755
3/31/2022	$11,830	$11,650	$9,484
4/30/2022	$11,591	$11,427	$9,124
5/31/2022	$11,582	$11,428	$9,183
6/30/2022	$10,929	$10,843	$9,039
7/31/2022	$11,443	$11,344	$9,260
8/31/2022	$11,309	$11,158	$8,998
9/30/2022	$10,988	$10,869	$8,610
10/31/2022	$11,251	$11,145	$8,498
11/30/2022	$11,447	$11,330	$8,811
12/31/2022	$11,408	$11,278	$8,771
1/31/2023	$11,746	$11,606	$9,041
2/28/2023	$11,641	$11,518	$8,807
3/31/2023	$11,718	$11,618	$9,031
4/30/2023	$11,832	$11,712	$9,085
5/31/2023	$11,764	$11,645	$8,986
6/30/2023	$11,968	$11,805	$8,954
7/31/2023	$12,100	$11,947	$8,948
8/31/2023	$12,158	$11,991	$8,891
9/30/2023	$12,126	$11,916	$8,665
10/31/2023	$12,034	$11,836	$8,528
11/30/2023	$12,465	$12,253	$8,914
12/31/2023	$12,808	$12,592	$9,256
1/31/2024	$12,874	$12,605	$9,230
2/29/2024	$12,952	$12,645	$9,100
3/31/2024	$13,097	$12,770	$9,184
4/30/2024	$13,044	$12,702	$8,952
5/31/2024	$13,179	$12,826	$9,104
6/30/2024	$13,300	$12,942	$9,190
7/31/2024	$13,516	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class F3 at NAV	11.70%	7.34%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]		This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]		Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.
Updated Prospectus Phone Number		888-522-2388
C000218937
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class I
Trading Symbol		LSYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,408	$11,367	$10,240
1/31/2021	$11,490	$11,404	$10,167
2/28/2021	$11,584	$11,467	$10,020
3/31/2021	$11,636	$11,538	$9,895
4/30/2021	$11,729	$11,635	$9,973
5/31/2021	$11,791	$11,675	$10,006
6/30/2021	$11,877	$11,761	$10,076
7/31/2021	$11,885	$11,764	$10,189
8/31/2021	$11,926	$11,815	$10,169
9/30/2021	$11,968	$11,832	$10,081
10/31/2021	$12,009	$11,843	$10,079
11/30/2021	$11,897	$11,760	$10,108
12/31/2021	$12,066	$11,921	$10,083
1/31/2022	$11,908	$11,745	$9,865
2/28/2022	$11,839	$11,700	$9,755
3/31/2022	$11,817	$11,650	$9,484
4/30/2022	$11,578	$11,427	$9,124
5/31/2022	$11,558	$11,428	$9,183
6/30/2022	$10,904	$10,843	$9,039
7/31/2022	$11,417	$11,344	$9,260
8/31/2022	$11,283	$11,158	$8,998
9/30/2022	$10,962	$10,869	$8,610
10/31/2022	$11,224	$11,145	$8,498
11/30/2022	$11,408	$11,330	$8,811
12/31/2022	$11,381	$11,278	$8,771
1/31/2023	$11,705	$11,606	$9,041
2/28/2023	$11,600	$11,518	$8,807
3/31/2023	$11,677	$11,618	$9,031
4/30/2023	$11,790	$11,712	$9,085
5/31/2023	$11,722	$11,645	$8,986
6/30/2023	$11,925	$11,805	$8,954
7/31/2023	$12,057	$11,947	$8,948
8/31/2023	$12,113	$11,991	$8,891
9/30/2023	$12,081	$11,916	$8,665
10/31/2023	$11,989	$11,836	$8,528
11/30/2023	$12,418	$12,253	$8,914
12/31/2023	$12,760	$12,592	$9,256
1/31/2024	$12,825	$12,605	$9,230
2/29/2024	$12,901	$12,645	$9,100
3/31/2024	$13,045	$12,770	$9,184
4/30/2024	$12,991	$12,702	$8,952
5/31/2024	$13,124	$12,826	$9,104
6/30/2024	$13,244	$12,942	$9,190
7/31/2024	$13,459	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class I at NAV	11.63%	7.24%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218935
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class R3
Trading Symbol		LSYQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.95%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.08%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,381	$10,047
6/30/2020	$10,391	$10,474	$10,110
7/31/2020	$10,748	$10,846	$10,261
8/31/2020	$10,859	$10,941	$10,178
9/30/2020	$10,799	$10,851	$10,172
10/31/2020	$10,862	$10,896	$10,127
11/30/2020	$11,201	$11,216	$10,226
12/31/2020	$11,368	$11,367	$10,240
1/31/2021	$11,445	$11,404	$10,167
2/28/2021	$11,534	$11,467	$10,020
3/31/2021	$11,581	$11,538	$9,895
4/30/2021	$11,668	$11,635	$9,973
5/31/2021	$11,725	$11,675	$10,006
6/30/2021	$11,805	$11,761	$10,076
7/31/2021	$11,809	$11,764	$10,189
8/31/2021	$11,844	$11,815	$10,169
9/30/2021	$11,881	$11,832	$10,081
10/31/2021	$11,917	$11,843	$10,079
11/30/2021	$11,801	$11,760	$10,108
12/31/2021	$11,963	$11,921	$10,083
1/31/2022	$11,802	$11,745	$9,865
2/28/2022	$11,729	$11,700	$9,755
3/31/2022	$11,703	$11,650	$9,484
4/30/2022	$11,462	$11,427	$9,124
5/31/2022	$11,448	$11,428	$9,183
6/30/2022	$10,797	$10,843	$9,039
7/31/2022	$11,300	$11,344	$9,260
8/31/2022	$11,163	$11,158	$8,998
9/30/2022	$10,841	$10,869	$8,610
10/31/2022	$11,095	$11,145	$8,498
11/30/2022	$11,285	$11,330	$8,811
12/31/2022	$11,241	$11,278	$8,771
1/31/2023	$11,568	$11,606	$9,041
2/28/2023	$11,460	$11,518	$8,807
3/31/2023	$11,532	$11,618	$9,031
4/30/2023	$11,639	$11,712	$9,085
5/31/2023	$11,566	$11,645	$8,986
6/30/2023	$11,762	$11,805	$8,954
7/31/2023	$11,887	$11,947	$8,948
8/31/2023	$11,938	$11,991	$8,891
9/30/2023	$11,901	$11,916	$8,665
10/31/2023	$11,806	$11,836	$8,528
11/30/2023	$12,210	$12,253	$8,914
12/31/2023	$12,554	$12,592	$9,256
1/31/2024	$12,613	$12,605	$9,230
2/29/2024	$12,683	$12,645	$9,100
3/31/2024	$12,806	$12,770	$9,184
4/30/2024	$12,761	$12,702	$8,952
5/31/2024	$12,886	$12,826	$9,104
6/30/2024	$12,998	$12,942	$9,190
7/31/2024	$13,203	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class R3 at NAV	11.08%	6.75%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218934
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class R4
Trading Symbol		LSYSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,381	$10,047
6/30/2020	$10,395	$10,474	$10,110
7/31/2020	$10,754	$10,846	$10,261
8/31/2020	$10,869	$10,941	$10,178
9/30/2020	$10,810	$10,851	$10,172
10/31/2020	$10,876	$10,896	$10,127
11/30/2020	$11,218	$11,216	$10,226
12/31/2020	$11,388	$11,367	$10,240
1/31/2021	$11,468	$11,404	$10,167
2/28/2021	$11,559	$11,467	$10,020
3/31/2021	$11,608	$11,538	$9,895
4/30/2021	$11,698	$11,635	$9,973
5/31/2021	$11,757	$11,675	$10,006
6/30/2021	$11,840	$11,761	$10,076
7/31/2021	$11,846	$11,764	$10,189
8/31/2021	$11,884	$11,815	$10,169
9/30/2021	$11,923	$11,832	$10,081
10/31/2021	$11,962	$11,843	$10,079
11/30/2021	$11,847	$11,760	$10,108
12/31/2021	$12,013	$11,921	$10,083
1/31/2022	$11,854	$11,745	$9,865
2/28/2022	$11,782	$11,700	$9,755
3/31/2022	$11,759	$11,650	$9,484
4/30/2022	$11,518	$11,427	$9,124
5/31/2022	$11,507	$11,428	$9,183
6/30/2022	$10,855	$10,843	$9,039
7/31/2022	$11,363	$11,344	$9,260
8/31/2022	$11,228	$11,158	$8,998
9/30/2022	$10,907	$10,869	$8,610
10/31/2022	$11,165	$11,145	$8,498
11/30/2022	$11,357	$11,330	$8,811
12/31/2022	$11,316	$11,278	$8,771
1/31/2023	$11,648	$11,606	$9,041
2/28/2023	$11,541	$11,518	$8,807
3/31/2023	$11,616	$11,618	$9,031
4/30/2023	$11,726	$11,712	$9,085
5/31/2023	$11,655	$11,645	$8,986
6/30/2023	$11,855	$11,805	$8,954
7/31/2023	$11,983	$11,947	$8,948
8/31/2023	$12,038	$11,991	$8,891
9/30/2023	$12,003	$11,916	$8,665
10/31/2023	$11,910	$11,836	$8,528
11/30/2023	$12,333	$12,253	$8,914
12/31/2023	$12,669	$12,592	$9,256
1/31/2024	$12,731	$12,605	$9,230
2/29/2024	$12,805	$12,645	$9,100
3/31/2024	$12,944	$12,770	$9,184
4/30/2024	$12,889	$12,702	$8,952
5/31/2024	$13,018	$12,826	$9,104
6/30/2024	$13,133	$12,942	$9,190
7/31/2024	$13,344	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class R4 at NAV	11.35%	7.02%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218933
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class R5
Trading Symbol		LSYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,399	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,821	$10,851	$10,172
10/31/2020	$10,889	$10,896	$10,127
11/30/2020	$11,234	$11,216	$10,226
12/31/2020	$11,406	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,874	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,923	$11,815	$10,169
9/30/2021	$11,965	$11,832	$10,081
10/31/2021	$12,007	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,906	$11,745	$9,865
2/28/2022	$11,837	$11,700	$9,755
3/31/2022	$11,816	$11,650	$9,484
4/30/2022	$11,576	$11,427	$9,124
5/31/2022	$11,568	$11,428	$9,183
6/30/2022	$10,915	$10,843	$9,039
7/31/2022	$11,428	$11,344	$9,260
8/31/2022	$11,294	$11,158	$8,998
9/30/2022	$10,973	$10,869	$8,610
10/31/2022	$11,235	$11,145	$8,498
11/30/2022	$11,431	$11,330	$8,811
12/31/2022	$11,392	$11,278	$8,771
1/31/2023	$11,728	$11,606	$9,041
2/28/2023	$11,623	$11,518	$8,807
3/31/2023	$11,701	$11,618	$9,031
4/30/2023	$11,814	$11,712	$9,085
5/31/2023	$11,745	$11,645	$8,986
6/30/2023	$11,949	$11,805	$8,954
7/31/2023	$12,081	$11,947	$8,948
8/31/2023	$12,138	$11,991	$8,891
9/30/2023	$12,106	$11,916	$8,665
10/31/2023	$12,015	$11,836	$8,528
11/30/2023	$12,431	$12,253	$8,914
12/31/2023	$12,786	$12,592	$9,256
1/31/2024	$12,851	$12,605	$9,230
2/29/2024	$12,927	$12,645	$9,100
3/31/2024	$13,058	$12,770	$9,184
4/30/2024	$13,017	$12,702	$8,952
5/31/2024	$13,151	$12,826	$9,104
6/30/2024	$13,270	$12,942	$9,190
7/31/2024	$13,486	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class R5 at NAV	11.63%	7.29%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000218932
Shareholder Report [Line Items]
Fund Name		Lord Abbett Short Duration High Yield Fund
Class Name		Class R6
Trading Symbol		LSYUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-522-2388
Additional Information Website		lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.71%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,881	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,894	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,412	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,642	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,894	$11,764	$10,189
8/31/2021	$11,946	$11,815	$10,169
9/30/2021	$11,988	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,076	$11,921	$10,083
1/31/2022	$11,930	$11,745	$9,865
2/28/2022	$11,850	$11,700	$9,755
3/31/2022	$11,829	$11,650	$9,484
4/30/2022	$11,601	$11,427	$9,124
5/31/2022	$11,581	$11,428	$9,183
6/30/2022	$10,927	$10,843	$9,039
7/31/2022	$11,441	$11,344	$9,260
8/31/2022	$11,307	$11,158	$8,998
9/30/2022	$10,987	$10,869	$8,610
10/31/2022	$11,249	$11,145	$8,498
11/30/2022	$11,446	$11,330	$8,811
12/31/2022	$11,407	$11,278	$8,771
1/31/2023	$11,744	$11,606	$9,041
2/28/2023	$11,627	$11,518	$8,807
3/31/2023	$11,717	$11,618	$9,031
4/30/2023	$11,818	$11,712	$9,085
5/31/2023	$11,762	$11,645	$8,986
6/30/2023	$11,954	$11,805	$8,954
7/31/2023	$12,099	$11,947	$8,948
8/31/2023	$12,156	$11,991	$8,891
9/30/2023	$12,124	$11,916	$8,665
10/31/2023	$12,033	$11,836	$8,528
11/30/2023	$12,450	$12,253	$8,914
12/31/2023	$12,794	$12,592	$9,256
1/31/2024	$12,860	$12,605	$9,230
2/29/2024	$12,950	$12,645	$9,100
3/31/2024	$13,082	$12,770	$9,184
4/30/2024	$13,043	$12,702	$8,952
5/31/2024	$13,177	$12,826	$9,104
6/30/2024	$13,298	$12,942	$9,190
7/31/2024	$13,515	$13,135	$9,405

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/30/20
Class R6 at NAV	11.71%	7.34%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)

Performance Inception Date							Apr. 30, 2020
No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]		This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955	$ 5,199,445,955
Holdings Count | Holding	736	736	736	736	736	736	736
Advisory Fees Paid, Amount		$ 7,640,906
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]		Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.
Updated Prospectus Phone Number		888-522-2388